CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (Unaudited) - USD ($)	Total	Preferred Stock Class A	Class B Preferred Stock	Class C Preferred Stock	Class D Preferred Stock	Class E Preferred Stock	Common Stock	Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)	Noncontrolling Interest
Balance, shares at Dec. 31, 2020		60,000,000	408				33,075,711
Balance, amount at Dec. 31, 2020	$ (3,198,176)	$ 6,000	$ 0	$ 0	$ 0	$ 0	$ 3,308	$ 78,132,202	$ (80,785,887)	$ (553,799)
Conversion of preferred shares, shares		(3,646,985)	(360)				10,913,576
Conversion of preferred shares, amount	282	$ (365)	$ 0				$ 1,091	(444)
Issuance of common shares for services, shares							335,106
Issuance of common shares for services, amount	95,008						$ 34	94,974
Issuance of common shares for services previously accrued, shares							87,776
Issuance of common shares for services previously accrued, amount	51,275						$ 9	51,266
Issuance of common shares for cash, shares							4,210,577
Issuance of common shares for cash, amount	540,899					0	$ 421	540,478
Issuance of common shares for acquisition, shares							168,350
Issuance of common shares for acquisition, amount	414,151						$ 17	414,134
Issuance of common shares for principal and accrued interest on notes, shares							2,550,485
Issuance of common shares for principal and accrued interest on notes, amount	3,445,157						$ 255	3,444,902
Issuance of preferred shares for cash, amount	2,760,000			$ 0	$ 0	$ 0	$ 0	2,760,000
Warrants converted to common shares, shares							5,700,000
Warrants converted to common shares, amount	416,446						$ 570	415,876
Rounding adjustment in connection with reverse split, shares							1,744,343
Rounding adjustment in connection with reverse split, amount	174						$ 174
Issuance of preferred shares for cash, shares				760	2,000
Net loss	(5,763,947)								(5,373,015)	(390,932)
Balance, shares at Dec. 31, 2021		56,353,015	48	760	2,000	0	58,785,924
Balance, amount at Dec. 31, 2021	(1,238,731)	$ 5,635	$ 0	$ 0	$ 0	$ 0	$ 5,879	85,853,388	(86,158,902)	(944,731)
Conversion of preferred shares, shares		(114,117)					2,852,925
Conversion of preferred shares, amount							$ 0
Issuance of common shares for services, amount		$ (6,761,613)	5,635	$ 0	0	0	$ 0	5,879	85,853,388	(86,158,902)
Net loss	$ (1,497,773)									0
Issuance of common shares for services, shares							1,500,000
Issuance of common shares for services previously accrued		(944,731)	(1,238,731)						150	$ 239,850
Issuance of common shares for cash, shares				240,000			6,632,390
Issuance of common shares for acquisition					0
Issuance of common shares for principal and accrued interest on notes		$ 663	$ 498,609			499,272
Warrants converted to common shares								$ 0	(11)
Rounding adjustment in connection with reverse split					$ 285	$ (274)			$ 0
Balance, shares at Mar. 31, 2022	1,997,233	56,238,898	48	760	2,000	0	69,771,239	86,591,573	87,581,365	1,020,041
Balance, amount at Mar. 31, 2022		$ 5,624	$ 0	$ 0	$ 0	$ 0	$ 6,977
Balance, shares at Dec. 31, 2021		56,353,015	48	760	2,000	0	58,785,924
Balance, amount at Dec. 31, 2021	$ (1,238,731)	$ 5,635	$ 0	$ 0	$ 0	$ 0	$ 5,879	$ 85,853,388	$ (86,158,902)	$ (944,731)
Conversion of preferred shares, shares		(627,034)	(48)	(741)			25,811,204
Conversion of preferred shares, amount	0	$ (62)	$ 0	$ 0			$ 2,581	(2,519)
Issuance of common shares for cash, shares							10,289,423
Issuance of common shares for cash, amount	767,233						$ 1,029	766,204
Issuance of preferred shares for cash, amount	1,830,000					$ 0	$ 0	1,830,000
Issuance of preferred shares for cash, shares						1,920
Net loss	(9,202,533)								(8,852,677)	(349,856)
Issuance of preferred shares, shares		20,000,000
Issuance of preferred shares, amount	2,000	$ 2,000
Issuance of common shares for services and closing costs, shares							14,881,508
Issuance of common shares for services and closing costs, amount	1,502,513						$ 1,488	1,510,025
Issuance of common shares related to debt issuance, shares							2,620,545
Issuance of common shares related to debt issuance, amount	0					$ 0	$ 262	(262)
Issuance of common shares for convertible note, shares							672,830
Issuance of common shares for convertible note, amount	45,277						$ 67	45,210
Issuance of common shares for investment, shares							1,066,477
Issuance of common shares for investment, amount	134,376						$ 107	134,269
Accrued preferred stock dividends	(224,760)				$ 0	$ 0			(224,760)
Effect of acquisition on non-controlling interest	1,506,751									1,506,751
Balance, shares at Dec. 31, 2022		75,725,981		19	2,000	1,920	114,127,911
Balance, amount at Dec. 31, 2022	(4,877,874)	$ 7,573	0	$ 0	$ 0	$ 0	$ 11,413	90,127,315	(95,236,339)	212,164
Conversion of preferred shares, shares		(436,000)		(52)	(100)		14,358,648
Conversion of preferred shares, amount		$ 176,251			$ 176,402	$ (44)		0	0
Issuance of common shares for principal and accrued interest on notes, shares							1,512,882
Issuance of common shares for principal and accrued interest on notes, amount				$ 36,118						151
Issuance of preferred shares for cash, amount				$ (447)			$ 0
Issuance of preferred shares for cash, shares				34		275
Net loss	(2,420,596)						(71,240)		(71,240)
Issuance of preferred shares, shares		4,474,018
Issuance of preferred shares, amount		$ 1,436	(1,392)			$ 0	$ 447
Accrued preferred stock dividends					$ 357,500			357,500
Issuance of common shares for cash, shares							1,461,503
Issuance of common shares for cash, amount		$ (4,877,874)						146	37,931
Issuance of common shares for acquisition expenses, shares							633,647
Issuance of common shares for acquisition expenses, amount			$ 38,077						63	36,055
Balance, shares at Mar. 31, 2023		79,763,999		1	1,900	2,195	132,094,591
Balance, amount at Mar. 31, 2023	$ (6,761,613)							$ (2,186,692)	$ (233,904)	$ (2,420,596)